UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

NEW YORK EQUITY FUND

	Schedule of Investments
	December 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCKS
Air Transportation Services - 1.27%
3,750	Jetblue Airways Corp.*	$ 58,763

Beverages - 4.47%
8,000	Constellation Brands, Inc.*	207,760

Computer Office Equimpent - 3.55%
2,000	International Business Machine, Inc.	164,800

Computer Peripheral Equipment - 18.57%
750,000	Copytele, Inc.*	596,250
50,000	Hauppague Digital *	266,500
		862,750
Glass & Glassware - 8.57%
20,000	Corning, Inc. Glass Works*	398,000

In Vitro & In Vivo Diagnostic - 7.27%
12,500	OSI Pharmaceuticals, Inc.*	337,750

Measuring & Controlling Devices - 4.83%
75,000	Mechanical Technology, Inc.*	224,250

National Commercial Banks - 6.76%
4,000	Citigroup Corporation	194,320
3,000	J.P. Morgan Chase & Co., Inc.	119,580
		313,900
Periodicals: Publishing Or Published - 3.81%
10,000	Martha Stewart Living Omnimedia, Inc.*	177,000

Pharmaceutical Preparations - 10.60%
30,000	Regeneron Pharmaceuticals, Inc.*	492,300

Radio Broadcasting Stations - 5.08%
35000	Sirius Sattellite Radio, Inc.*	235,900

Security Brokers, Dealers & Flotation Companies - 16.41%
1,500	Bear Stearns Companies, Inc.	174,300
1,500	Goldman Sachs Group, Inc.	192,030
1,500	Lehman Brothers Holdings, Inc.	191,940
3,000	Merrill Lynch & Company, Inc.	203,850
		762,120

Services-Commercial Physical & Biological Research - 4.62%
17,500	Albany Molecular Research, Inc.*	214,375

State Commercial Banks - 3.54%
1,500	M&T Bank Corporation	164,625

Software - 1.08%
220,000	Nibex, Inc. **	49,999

TOTAL COMMON STOCKS (Cost $3,592,422) - 100.42%		4,664,291

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.42)%		(19,415)

NET ASSETS - 100.00%		4,644,876

* Non-income producing securities.
** Restricted Security

NOTES TO FINANCIAL STATEMENTS
New York Equity Fund
1. SECURITY TRANSACTIONS
At December 31, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,592,422 amounted to $ 1,071,870 which consisted of aggregate gross unrealized appreciation of $1,272,782 and aggregate gross unrealized depreciation of ($200,912).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date  February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date February 22, 2006

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date February 22, 2006

* Print the name and title of each signing officer under his or her signature.